Notes to the Balance Sheet - Summary of Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Receivables [Line Items]
Beginning balance	€ 1,009,561
Ending balance	717,200	€ 1,009,561
Anti-Dilution Right HI-Bio
Other Receivables [Line Items]
Beginning balance	9,832	0
Additions	0	10,377
Gains/(losses) recognized in profit or loss statement	(4,251)	(386)
Reclassification to investment in associates	(5,581)	(160)
Ending balance	€ 0	€ 9,832